Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows	9 Months Ended
Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows
Supplemental Disclosures to the Balance Sheets and Statements of Cash Flows
Other current assets reported on the balance sheets included the following:

	Berry Corp (Successor)	Berry LLC (Predecessor)
	December 31, 2017	December 31, 2016
	(in thousands)
Prepaid expenses	$6,901	$4,149
Greenhouse gas allowances	—	3,087
Oil inventories, materials and supplies	5,938	3,299
Deferred financing costs	—	5,613
Other	1,227	70
Other current assets	$14,066	$16,218

Other noncurrent assets include approximately $20 million in deferred financing costs at December 31, 2017 and $15 million in greenhouse gas emission allowances at December 31, 2016.
Accounts payable and accrued expenses on the balance sheets included the following:

	Berry Corp. (Successor)	Berry LLC (Predecessor)
	December 31, 2017	December 31, 2016
	(in thousands)
Accounts payable-trade	$15,469	$2,459
Accrued expenses	34,359	39,124
Royalties payable	25,793	6,858
Greenhouse gas liability	10,446	2,861
Taxes other than income tax liability	8,437	13,372
Other	3,373	4,324
	$97,877	$68,998

Supplemental Cash Flow Information
Supplemental disclosures to the statements of cash flows are presented below:

	Berry Corp. (Successor)	Berry LLC (Predecessor)
	Ten Months Ended December 31, 2017	Two Months Ended February 28, 2017	Year Ended December 31, 2016
	(in thousands)
Supplemental Disclosures of Significant Non-Cash Investing Activities:
Increase in accrued liabilities related to purchases of property and equipment	$2,483	$2,249	$2,266
Supplemental Disclosures of Cash Payments:
Interest, net of amounts capitalized	$14,276	$8,057	$57,759
Income taxes	$1,994	$—	$347
Reorganization items, net	$1,732	$11,838	$19,116
Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows
Other current assets reported on the condensed consolidated balance sheets included the following:

	Berry Corp. (Successor)
	September 30, 2018	December 31, 2017
	(in thousands)
Prepaid expenses	$4,945	$6,901
Oil inventories, materials and supplies	7,060	5,938
Other	1,228	1,227
Total	$13,233	$14,066

The major classes of inventory were not material and therefore not stated separately. Other non-current assets at September 30, 2018 and December 31, 2017, included approximately $17 million and $20 million of deferred financing costs, net of amortization, respectively.
Accounts payable and accrued expenses on the condensed consolidated balance sheets included the following:

	Berry Corp. (Successor)
	September 30, 2018	December 31, 2017
	(in thousands)
Accounts payable-trade	$10,483	$15,469
Accrued expenses	54,969	34,359
Royalties payable	26,004	25,793
Greenhouse gas liability	4,364	10,446
Taxes other than income tax liability	11,021	8,437
Accrued interest	3,529	—
Dividends payable	7,431	—
Other	—	3,373
Total	$117,801	$97,877

Other non-current liabilities at September 30, 2018 included approximately $12 million of greenhouse gas liability.
Supplemental Cash Flow Information
Supplemental disclosures to the statements of cash flows are presented below:

	Berry Corp.		Berry LLC
	(Successor)		(Predecessor)
	Nine Months Ended	Seven Months Ended	Two Months Ended
	September 30, 2018	September 30, 2017	February 28, 2017
	(in thousands)
Supplemental Disclosures of Significant Non-Cash Investing Activities:
(Decrease) increase in accrued liabilities related to purchases of property and equipment	$8,832	$1,008	$2,249
Supplemental Disclosures of Cash Payments/(Receipts):
Interest	$19,199	$9,987	$8,057
Income taxes	$—	$1,994	$—
Reorganization items, net	$1,007	$(375)	$11,838
The following table provides a reconciliation of Cash, Cash Equivalents and Restricted Cash as reported in the Consolidated Statements of Cash Flows to the line items within the Consolidated Balance Sheets:

	Berry Corp. (Successor)		Berry LLC (Predecessor)
	Nine months ended	Seven Months Ended	Two Months Ended
	September 30, 2018	September 30, 2017	February 28, 2017
	(in thousands)
Beginning of Period
Cash and cash equivalents	$33,905	$32,049	$30,483
Restricted cash	34,833	52,860	197,793
Restricted cash in other noncurrent assets	—	125	128
Cash, cash equivalents and restricted cash	$68,738	$85,034	$228,404

Ending of Period
Cash and cash equivalents	$23,856	$2,927	$32,049
Restricted cash	57	35,000	52,860
Restricted cash in other noncurrent assets	—	—	125
Cash, cash equivalents and restricted cash	$23,913	$37,927	$85,034

Restricted cash is associated with cash reserved to settle claims with general unsecured creditors resulting from implementation of the Plan. Cash and cash equivalents consists primarily of highly liquid investments with original maturities of three months or less and are stated at cost, which approximates fair value.